Properties, Plants and Equipment (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 cavern
Storage Caverns [Member]
Property, Plant and Equipment [Line Items]
NGL storage caverns still under construction	2
Estimated Useful Lives, in years	45 years
Fractionator Hot Oil Heater [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	25 years